Borrowings, Other Debts and Derivative Liabilities - Schedule of Maturities of Short-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Short-Term Borrowings [Abstract]
- Within 1 year	¥ 16,000	¥ 9,063
Total	¥ 16,000	¥ 9,063